Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of administrative expenses
	For the years ended December 31,
	2021	2020	2019
Staff expense	$3,471,146	$2,759,505	$2,201,515
Rental expense*	24,551	702,664	547,513
Depreciation and amortization expense	1,261,988	167,380	153,316
Utilities expense	93,736	120,236	131,810
Travelling and entertainment expense	148,063	138,707	108,021
Professional fees	1,183,499	932,891	391,273
Repairs and maintenance	71,990	70,443	104,813
Employee benefits	153,454	548,628	358,287
Other service fees	240,328	273,333	282,322
Other expenses**	933,288	960,685	474,696
	$7,582,043	$6,674,472	$4,753,566